INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2020
INTANGIBLE ASSETS, NET
Schedule of Finite-Lived Intangible Assets

	June 30,
	2019			2020
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Patents and copyrights	$1,998	(615)	1,383	$2,620	(907)	1,713

Schedule of Annual amortization expense relating to the existing intangible assets	The annual amortization expense relating to the existing intangible assets for the five succeeding years is as follow:

Year ending June 30,
2021	$437
2022	437
2023	437
2024	287
2025	125